STOCK OPTION RESERVE (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of stock option reserve

	Years Ended March 31,
	2026	2025

Balance, beginning of year	$23,530	$23,841
Share-based compensation expense	1,745	321	(1)
Correction of prior period overstated share-based compensation expense	—	(632	)(2)
Balance, end of year	$25,275	$23,530

(1)	Amount is net of $0.6 million reversal of share-based compensation expense for unvested share options forfeited during the fiscal year ended.
(2)	Amount represents the correction as of March 31, 2025 for the overstated share-based compensation expenses in Fiscal 2022 and Fiscal 2024.

Schedule of share options issued and outstanding

	Years Ended March 31,
	2026	2025
Balance, beginning of period	225,117	90,281
Granted	2,028,135	160,000
Expired or forfeited	(6,745)	(25,164)
Balance, end of period	2,246,507	225,117
Exercisable, end of period	2,246,507	102,855
Available for future awards	—	17,516

Schedule of weighted-average estimated fair value of share options

	Years Ended March 31,
	2026	2025
Grant Price	1.30	4.45
Expected life (in years)	10	5.75
Risk-free interest rates	3.68%	4.14%
Volatility	115.0%	135.8%
Dividend yield	—	—

Schedule of weighted average exercise price and the remaining contractual life

	As of March 31,
	2026	2025
Weighted average exercise price	$6.84	$62.51
Weighted average remaining contractual life (in years)	9.9	9.1

Schedule of Share options granted and outstanding

			Share Options as of
Grant Date	Expiration Date	Exercise Price $	March 31, 2026
January 13, 2021	January 13, 2031	355.00	21,400
January 19, 2022	January 19, 2032	204.40	12,475
February 15, 2022	February 15, 2032	171.80	—
June 8, 2022	June 8, 2032	220.00	—
July 27, 2022	July 27, 2032	201.20	—
March 30, 2023	March 30, 2033	58.40	24,497
March 7, 2025	March 7, 2035	4.45	160,000
July 27, 2025	July 27, 2025	5.73	97,739
March 11, 2026	March 11, 2036	1.30	1,930,396
Total			2,246,507